Organization and Description of Business (Details) - USD ($) $ in Thousands			1 Months Ended	2 Months Ended
	Jul. 30, 2021	Apr. 01, 2020	Apr. 30, 2020	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Percent of positions eliminated (in percentage)			50.00%
Proceeds from the merger	$ 235,600
Transaction costs				$ (32,700)
Accumulated deficit					$ 320,326	$ 256,277
Employee Severance
Restructuring Cost and Reserve [Line Items]
Restructuring costs		$ 3,800